UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               ---------------

Check here if Amendment |_|; Amendment Number:
                                               ------------

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Asset Advisors, Inc.

Address: 747 Third Avenue, 31st Floor

         New York, NY  10017

13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature, Place, and Date of Signing:

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                8/10/2009
--------------------------      -------------------         --------------------

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      028-12230                Alps Advisers Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                         ---------------------------

Form 13F Information Table Entry Total:
                                         ---------------------------

Form 13F Information Table Value Total:
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

      028-12230                            Alps Advisers, Inc.

Matrix Asset Advisors, Inc.
FORM 13F
30-June-09

                                                                                                               Voting Authority
                                                                                                               ----------------
                                Title                    Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  of Class   CUSIP        (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers     Sole    Shared   None
------------------------------  -------- ---------      --------   -------  ---  ----  -------  --------   --------  ------  ------
Alcoa Inc.                      COM      013817101      19383     1876405    SH          Sole   390000    1486405
American Express Co.            COM      025816109      12520      538708    SH          Sole   127000     411708
Analog Devices                  COM      032654105      23863      963012    SH          Sole   221000     742012
Bank of America Corp.           COM      060505104      22321     1690957    SH          Sole   367429    1323528
Bank of New York Mellon Co      COM      064058100      23330      795974    SH          Sole   160000     635974
Bristol-Myers                   COM      110122108      21519     1059503    SH          Sole   188442     871061
CBIZ Inc                        COM      124805102        361       50676    SH          Sole               50676
Carnival Cruise Lines Inc       COM      143658300      20460      793949    SH          Sole   160000     633949
Chevron Corp.                   COM      166764100      27049      408282    SH          Sole    76000     332282
China Youth Media Inc           COM      16947Y107          3       20000    SH          Sole               20000
Cisco Systems Inc               COM      17275R102      28126     1508119    SH          Sole   289000    1219119
Coca-Cola Co.                   COM      191216100       7641      159219    SH          Sole    35000     124219
Comcast Corp. - Special Cl      COM      20030N200      11625      824497    SH          Sole   166000     658497
Compugen Ltd                    COM      011768504         78       39000    SH          Sole               39000
ConocoPhillips                  COM      20825c104      26069      619807    SH          Sole   129000     490807
Continuecare Corp.              COM      212172100        240      103000    SH          Sole              103000
Corning Inc.                    COM      219350105      15372      957164    SH          Sole   192000     765164
Covidien Plc                    COM      G2554F105      19884      531088    SH          Sole    90000     441088
Deere & Company                 COM      244199105       5260      131670    SH          Sole    26600     105070
Dell Inc                        COM      24702r101      30208     2200150    SH          Sole   427000    1773150
Devon Energy Co.                COM      25179m103      28267      518669    SH          Sole   108000     410669
Ebay Inc                        COM      278642103      23992     1400592    SH          Sole   246000    1154592
Exxon Mobil Corporation         COM      30231g102       1819       26023    SH          Sole               26023
First Place Financial Corp      COM      33610t109         70       22401    SH          Sole               22401
General Electric Co.            COM      369604103        692       59030    SH          Sole               59030
Genzyme                         COM      372917104       3727       66945    SH          Sole    18000      48945
Intel Corporation               COM      458140100      21911     1323929    SH          Sole   290000    1033929
J. P. Morgan Chase & Co.        COM      46625H100      27041      792757    SH          Sole   156300     636457
Johnson & Johnson               COM      478160104        440        7742    SH          Sole                7742
Johnson Controls Inc.           COM      478366107      23654     1089058    SH          Sole   222000     867058
McGraw Hill Inc.                COM      580645109      31727     1053699    SH          Sole   217000     836699
Medtronic Inc.                  COM      585055106       7677      220030    SH          Sole    47000     173030
Merck & Co., Inc.               COM      589331107        364       13002    SH          Sole               13002
MicroIslet, Inc.                COM      59507q106          0       39000    SH          Sole               39000
Microsoft Corporation           COM      594918104      31019     1304954    SH          Sole   240000    1064954
Monster Worldwide Inc.          COM      611742107      25646     2171522    SH          Sole   448100    1723422
Morgan Stanley                  COM      617446448      26548      931190    SH          Sole   190000     741190
Novellus Systems                COM      670008101      25614     1533745    SH          Sole   335200    1198545
Omnicom Group                   COM      681919106       3454      109376    SH          Sole    43000      66376
Procter & Gamble Co             COM      742718109       5733      112192    SH          Sole    16000      96192
Staples Inc.                    COM      855030102      26940     1335002    SH          Sole   289000    1046002
Tyco Electronics Ltd            COM      H8912P106      13393      720461    SH          Sole   137750     582711
Tyco International LTD          COM      H89128104      26673     1026657    SH          Sole   206500     820157
Valero Energy                   COM      91913Y100      21619     1279967    SH          Sole   243500    1036467
Wal-Mart Stores Inc.            COM      931142103      17493      361130    SH          Sole    52700     308430
Walgreen Co.                    COM      931422109      25715      874646    SH          Sole   181000     693646
Walt Disney Company             COM      254687106      23544     1009175    SH          Sole   203000     806175
Western Union                   COM      959802109      26581     1620790    SH          Sole   336000    1284790
Winston Pharmaceuticals         COM      975657107          5       10115    SH          Sole               10115
Wyeth                           COM      983024100        318        7000    SH          Sole                7000
Yahoo!                          COM      984332106      17593     1123424    SH          Sole   255500     867924
Zimmer Holdings Inc.            COM      98956P102       5251      123260    SH          Sole    24000      99260
E-Kong Group Ltd.                        G2952Q109          1       12500    SH          Sole               12500
Enviornmental Energy Service             29406q101          0       10000    SH          Sole               10000
Prism Support Hldgs LLC                  3030551            0      250000    SH          Sole              250000
OceanBoy Farms Inc.                      674990528          0      124995    SH          Sole              124995
REPORT SUMMARY                          56 DATA RECORDS  809833 37956158                 7550021   30406137
                                                                     1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                       ALPS Advisers, Inc.
                                                                       028-12230